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[ING LOGO]


July 7, 2005

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:  ING SENIOR INCOME FUND ("TRUST")
     File Nos. 333-126224; 811-10223

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the "1933 Act") this is to certify that the Prospectus and Statement of Additional Information contained in the Registration Statement filed under the 1933 Act, and Post-Effective Amendment No. 20 under the Investment Company Act of 1940 ("1940 Act") on Form N-2 to the Trust that would be filed pursuant to 497(c) under the 1933 Act, would not have differed from that contained in the Trust's Registration Statement under the 1933 Act and Post-Effective Amendment No. 20 under the 1940 Act to the Trust Registration Statement on Form N-2 filed on June 29, 2005.

     If you have any questions, please do not hesitate to contact me at 480-477-2659.

                                       Regards,

                                       /s/ Ernest J. C'DeBaca
                                       ---------------------------
                                       Ernest J. C'DeBaca
                                       Counsel
                                       ING U.S. Legal Services

cc:   Jeffrey S. Puretz, Esq.
      Dechert LLP



7377 E. Doubletree Ranch Rd.           Tel: 480-477-3000
Scottsdale, AZ 85258-2034              Fax: 480-477-2700
                                       www.ingfunds.com